S000006728 [Member] Investment Strategy - Mid Core Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies. For purposes of the Fund’s investments, equity securities include common stock, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The Sub-Adviser considers medium size companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies, for inclusion in the Fund’s portfolio. As of March 31, 2026, and as provided by the Sub-Adviser, this capitalization range was between $4.39 million and $111.25 billion. The Sub-Adviser intends to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.
As of March 31, 2026, and as provided by the Sub-Adviser, this capitalization range was between $907.1 million and $116.8 billion. In selecting stocks for the Fund, the Sub-Adviser looks for companies whose stock price may not reflect the company’s value. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the Sub-Adviser believes more accurately reflects the fair value of the company. The Fund may invest a portion of its assets in foreign securities when these securities meet the Sub-Adviser’s standards of selection. The Sub-Adviser may sell stocks from the Fund’s portfolio if it believes a stock no longer meets its valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects. The Fund may engage in active and frequent trading of portfolio securities in the pursuit of its investment objective.
While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Financials Sector, Health Care Sector, and Industrials Sector, as each sector is defined by the Global Industry Classification Standard.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies.